EARNINGS PER SHARE (EPS) (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Earnings per Share
	Year ended December 31,
	2023	2022	2021
Numerator for EPS:
Net Income (loss) from continuing operations	$4,672	$(1,562)	$(3,562)
Denominator for EPS:
Weighted average shares outstanding – basic	8,961,689	8,911,546	8,874,696
Dilutive shares	122,333	-	-
Weighted average shares outstanding – diluted	9,084,022	8,911,546	8,874,696
EPS:
Basic and diluted	$0.52	$(0.175)	$(0.4)
Diluted	$0.51	$(0.175)	$(0.4)